Debt - Schedule of Estimated Future Minimum Principal Payments of Vehicle Loans (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Future Minimum Principal Payments of Vehicle Loans [Abstract]
2025 (remaining)	$ 5,488
2026	23,526	$ 291,036
2027	26,264	299,254
2028	29,322	135,976
Total	84,600	787,659
Less: current portion	(22,887)	(291,036)
Total long-term debt	$ 61,713	$ 496,623	$ 825,764